UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Short Duration Income ETF
WINC | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset Short Duration Income ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Western Asset Short Duration Income ETF	$30	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Western Asset Short Duration Income ETF returned 6.18%. The Fund compares its performance to the Bloomberg U.S. Corporate 1-3 Year Index, which returned 6.15% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Security selection within energy (overweight Enterprise Products Operating) and consumer cyclicals (overweight ZF North America Capital)
↑	Underweight to consumer non-cyclicals as the sector underperformed

Top detractors from performance:
↓	Rates positioning
↓	Issue selection within banks (underweight JPMorgan Chase and Wells Fargo)
↓	Overweight to AAA rated securities
Western Asset Short Duration Income ETF	PAGE 1	WINC-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Western Asset Short Duration Income ETF 2/7/2019 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (2/7/2019)
Western Asset Short Duration Income ETF (NAV)	6.18	4.84	3.13
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.37
Bloomberg U.S. Corporate 1-3 Year Index	6.15	2.81	2.74
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the end of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective August 1, 2023, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$12,099,588
Total Number of Portfolio Holdings*	147
Total Management Fee Paid (based on a unitary fee)	$34,398
Portfolio Turnover Rate	63%
*	Does not include derivatives, except purchased options, if any.
Western Asset Short Duration Income ETF	PAGE 2	WINC-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective January 3, 2025, Kurt D. Halvorson stepped down as portfolio manager of the Fund.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration Income ETF	PAGE 3	WINC-ATSR-0525

Western Asset Total Return ETF
WBND | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Western Asset Total Return ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Western Asset Total Return ETF	$66	0.65%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Western Asset Total Return ETF returned 4.14%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 4.88% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	High-yield credit positioning
↑	Structured product positioning
↑	Yield curve positioning

Top detractors from performance:
↓	Emerging market debt positioning
↓	Long duration position
↓	Developed non-U.S. dollar positioning
Use of derivatives and the impact on performance:
The Fund utilized U.S. Treasury and SOFR and interest rate futures, options and swaps to manage its overall duration and yield curve exposure. Credit default swaps on investment-grade and high-yield indices and issuers were used as an efficient, low-cost way of adjusting exposures to these sectors. Foreign exchange forwards and options were used to hedge positions as well as to take outright positions in a variety of emerging and developed market currencies. In aggregate, these derivatives contributed to performance.
Western Asset Total Return ETF	PAGE 1	WBND-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Western Asset Total Return ETF 10/3/2018 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (10/3/2018)
Western Asset Total Return ETF (NAV)	4.14	-1.08	0.72
Bloomberg U.S. Aggregate Index	4.88	-0.40	1.81
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$15,020,086
Total Number of Portfolio Holdings*	340
Total Management Fee Paid (based on a unitary fee)	$128,709
Portfolio Turnover Rate	105%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
Western Asset Total Return ETF	PAGE 2	WBND-ATSR-0525

HOW HAS THE FUND CHANGED?
Effective May 1, 2024, John Bellows stepped down as portfolio manager of the Fund and effective August 21, 2024, S. Kenneth Leech stepped down as portfolio manager of the Fund.
This is a summary of certain changes to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Total Return ETF	PAGE 3	WBND-ATSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney, is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2024 and March 31 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $150,630 in March 31, 2024 and $ 145,352 in March 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2024 and $0 in March 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $82,000 in March 31, 2024 and $72,000 in March 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2024 and $0 in March 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

{(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment [manager/adviser] or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.}

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $0 in March 31, 2024 and $1,315,528 in March 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Alison J. Baumann

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset ETFs
Financial Statements and Other Important Information
Annual | March 31, 2025

Western Asset Short Duration Income ETF
Western Asset Total Return ETF

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2025
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 82.5%
Communication Services — 6.3%
Entertainment — 0.5%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	$60,000	$58,541
Media — 3.8%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.500%	5/1/26	150,000	149,857 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	5,000	4,999
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.150%	11/10/26	160,000	163,294
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	140,000	139,402
Discovery Communications LLC., Senior Notes	4.900%	3/11/26	10,000	10,003
Total Media				467,555
Wireless Telecommunication Services — 2.0%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	120,000	119,939
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	120,000	118,278
Total Wireless Telecommunication Services				238,217

Total Communication Services				764,313
Consumer Discretionary — 13.1%
Automobile Components — 2.1%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	250,000	249,428 (a)
Automobiles — 5.4%
Ford Motor Credit Co. LLC, Senior Notes	4.134%	8/4/25	200,000	198,866
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	200,000	192,922
General Motors Co., Senior Notes	6.125%	10/1/25	94,000	94,484
Nissan Motor Acceptance Co. LLC, Senior Notes	2.000%	3/9/26	60,000	57,817 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	6.950%	9/15/26	10,000	10,166 (a)
Nissan Motor Acceptance Co. LLC, Senior Notes	1.850%	9/16/26	110,000	104,491 (a)
Total Automobiles				658,746
Hotels, Restaurants & Leisure — 5.6%
Carnival Corp., Senior Notes	5.750%	3/1/27	60,000	60,075 (a)
Carnival Corp., Senior Secured Notes	7.875%	6/1/27	80,000	84,131
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	30,000	29,675 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	100,000	99,477
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	100,000	98,129
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	240,000	239,131 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	10,000	9,965 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.250%	3/15/32	10,000	10,097 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	50,000	50,008 (a)
Total Hotels, Restaurants & Leisure				680,688

Total Consumer Discretionary				1,588,862
Consumer Staples — 2.5%
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Senior Notes	5.875%	2/15/28	40,000	40,025 (a)
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Food Products — 1.0%
Mars Inc., Senior Notes	4.600%	3/1/28	$120,000	$120,505 (a)
Tobacco — 1.2%
BAT Capital Corp., Senior Notes	2.259%	3/25/28	130,000	121,505
BAT International Finance PLC, Senior Notes	1.668%	3/25/26	20,000	19,429
Total Tobacco				140,934

Total Consumer Staples				301,464
Energy — 10.8%
Oil, Gas & Consumable Fuels — 10.8%
BP Capital Markets PLC, Senior Notes (6.125% to 6/18/35 then 5 year Treasury Constant Maturity Rate + 1.924%)	6.125%	3/18/35	10,000	9,866 (b)(c)
BP Capital Markets PLC, Senior Notes (6.450% to 3/1/34 then 5 year Treasury Constant Maturity Rate + 2.153%)	6.450%	12/1/33	20,000	20,456 (b)(c)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	10,000	10,147 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	80,000	76,725 (a)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	10,000	9,862
Coterra Energy Operating Co., Senior Notes	4.375%	3/15/29	20,000	18,810
Devon Energy Corp., Senior Notes	5.850%	12/15/25	30,000	30,160
Devon Energy Corp., Senior Notes	5.250%	10/15/27	30,000	30,086
Devon OEI Operating LLC, Senior Notes	7.500%	9/15/27	20,000	21,201
El Paso Natural Gas Co. LLC, Senior Notes	7.500%	11/15/26	10,000	10,453
Energy Transfer LP, Junior Subordinated Notes (8.000% to 5/15/29 then 5 year Treasury Constant Maturity Rate + 4.020%)	8.000%	5/15/54	30,000	31,597 (c)
Enterprise Products Operating LLC, Senior Notes (3 mo. Term SOFR + 3.248%)	7.571%	8/16/77	160,000	159,517 (c)
Enterprise Products Operating LLC, Senior Notes (5.250% to 8/16/27 then 3 mo. Term SOFR + 3.295%)	5.250%	8/16/77	10,000	9,871 (c)
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	80,000	78,453 (c)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	130,000	132,805 (a)
EQT Corp., Senior Notes	3.125%	5/15/26	70,000	68,780 (a)
MPLX LP, Senior Notes	1.750%	3/1/26	30,000	29,222
Northwest Pipeline LLC, Senior Notes	7.125%	12/1/25	20,000	20,292
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	60,000	60,280
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	20,000	19,694
Occidental Petroleum Corp., Senior Notes	5.000%	8/1/27	100,000	100,412
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	40,000	41,518
ONEOK Inc., Senior Notes	5.850%	1/15/26	20,000	20,155
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,817 (a)
Permian Resources Operating LLC, Senior Notes	5.375%	1/15/26	60,000	59,842 (a)
Petroleos Mexicanos, Senior Notes	6.875%	10/16/25	60,000	59,958
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	20,458
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	20,000	19,964
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	120,000	118,862

Total Energy				1,299,263
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financials — 23.4%
Banks — 10.9%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$200,000	$198,042 (c)
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	260,000	258,150 (c)
Bank of America Corp., Senior Notes (1.734% to 7/22/26 then SOFR + 0.960%)	1.734%	7/22/27	130,000	125,332 (c)
Bank of America Corp., Senior Notes (4.979% to 1/24/28 then SOFR + 0.830%)	4.979%	1/24/29	50,000	50,514 (c)
Citigroup Inc., Junior Subordinated Notes (6.950% to 2/15/30 then 5 year Treasury Constant Maturity Rate + 2.726%)	6.950%	2/15/30	40,000	39,985 (b)(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	210,000	209,931 (c)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	200,000	203,338 (c)
JPMorgan Chase & Co., Senior Notes (1.578% to 4/22/26 then SOFR + 0.885%)	1.578%	4/22/27	30,000	29,096 (c)
M&T Bank Corp., Senior Notes (4.833% to 1/16/28 then SOFR + 0.930%)	4.833%	1/16/29	70,000	70,045 (c)
Truist Bank, Senior Notes	4.050%	11/3/25	70,000	69,797
Wells Fargo & Co., Senior Notes (4.900% to 1/24/27 then SOFR + 0.780%)	4.900%	1/24/28	60,000	60,349 (c)
Total Banks				1,314,579
Capital Markets — 8.1%
Charles Schwab Corp., Junior Subordinated Notes (5.375% to 6/1/25 then 5 year Treasury Constant Maturity Rate + 4.971%)	5.375%	6/1/25	90,000	89,906 (b)(c)
Credit Suisse AG AT1 Claim	—	—	200,000	0 *(d)(e)(f)
Goldman Sachs Group Inc., Junior Subordinated Notes (6.850% to 2/10/30 then 5 year Treasury Constant Maturity Rate + 2.461%)	6.850%	2/10/30	30,000	30,450 (b)(c)
Goldman Sachs Group Inc., Senior Notes (1.093% to 12/9/25 then SOFR + 0.789%)	1.093%	12/9/26	230,000	224,494 (c)
Goldman Sachs Group Inc., Senior Notes (1.948% to 10/21/26 then SOFR + 0.913%)	1.948%	10/21/27	80,000	76,751 (c)
Morgan Stanley, Senior Notes (0.985% to 12/10/25 then SOFR + 0.720%)	0.985%	12/10/26	110,000	107,296 (c)
Morgan Stanley, Senior Notes (1.512% to 7/20/26 then SOFR + 0.858%)	1.512%	7/20/27	20,000	19,230 (c)
Morgan Stanley, Senior Notes (1.593% to 5/4/26 then SOFR + 0.879%)	1.593%	5/4/27	60,000	58,115 (c)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	100,000	99,803 (c)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	280,000	278,696 (a)(c)
Total Capital Markets				984,741
Financial Services — 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	144,988
LPL Holdings Inc., Senior Notes	5.700%	5/20/27	110,000	111,832
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	120,000	115,100 (a)
Total Financial Services				371,920
Insurance — 0.9%
AmFam Holdings Inc., Senior Notes	2.805%	3/11/31	90,000	74,703 (a)
Reliance Standard Life Global Funding II, Secured Notes	2.750%	1/21/27	40,000	38,394 (a)
Total Insurance				113,097
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	50,000	48,487 (a)

Total Financials				2,832,824
Health Care — 2.2%
Health Care Providers & Services — 2.2%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	48,829
Centene Corp., Senior Notes	4.625%	12/15/29	50,000	47,941
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	3.875%	7/20/25	$130,000	$129,631
HCA Inc., Senior Notes	7.690%	6/15/25	40,000	40,202

Total Health Care				266,603
Industrials — 9.2%
Aerospace & Defense — 0.5%
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	60,000	60,687 (a)
Building Products — 0.3%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	30,000	30,215 (a)
Commercial Services & Supplies — 0.3%
Element Fleet Management Corp., Senior Notes	5.643%	3/13/27	40,000	40,672 (a)
Electrical Equipment — 0.5%
Regal Rexnord Corp., Senior Notes	6.050%	2/15/26	60,000	60,465
Passenger Airlines — 5.9%
Air Canada Pass-Through Trust	4.125%	5/15/25	38,029	37,966 (a)
Air Canada Pass-Through Trust	4.750%	5/15/25	38,320	38,160 (a)
Air Canada Pass-Through Trust	10.500%	7/15/26	100,000	106,875 (a)
Alaska Airlines Pass-Through Trust	4.800%	8/15/27	6,473	6,457 (a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.500%	4/20/26	25,000	24,951 (a)
American Airlines Pass-Through Trust	3.375%	5/1/27	104,938	101,798
British Airways Pass-Through Trust	3.350%	6/15/29	95,162	90,790 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	41,250	41,111 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	20,000	19,923 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	200,000	189,407 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	23,040	23,006
US Airways Pass-Through Trust	3.950%	11/15/25	31,726	31,519
Total Passenger Airlines				711,963
Trading Companies & Distributors — 1.7%
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	210,000	209,294 (a)

Total Industrials				1,113,296
Information Technology — 7.9%
Electronic Equipment, Instruments & Components — 0.7%
Vontier Corp., Senior Notes	1.800%	4/1/26	80,000	77,676
IT Services — 1.8%
Kyndryl Holdings Inc., Senior Notes	2.050%	10/15/26	60,000	57,653
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	160,000	157,273 (a)
Total IT Services				214,926
Semiconductors & Semiconductor Equipment — 3.7%
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	200,000	207,284 (a)
Intel Corp., Senior Notes	3.750%	3/25/27	120,000	118,091
Micron Technology Inc., Senior Notes	5.375%	4/15/28	120,000	122,072
Total Semiconductors & Semiconductor Equipment				447,447
Software — 1.7%
Oracle Corp., Senior Notes	1.650%	3/25/26	70,000	68,051
Synopsys Inc., Senior Notes	4.650%	4/1/28	140,000	140,838
Total Software				208,889

Total Information Technology				948,938
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Materials — 1.7%
Containers & Packaging — 0.1%
Graphic Packaging International LLC, Senior Secured Notes	1.512%	4/15/26	$10,000	$9,654 (a)
Metals & Mining — 1.6%
Capstone Copper Corp., Senior Notes	6.750%	3/31/33	10,000	9,969 (a)
Freeport-McMoRan Inc., Senior Notes	4.375%	8/1/28	130,000	128,520
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	40,000	39,432 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	20,000	19,857
Total Metals & Mining				197,778

Total Materials				207,432
Utilities — 5.4%
Electric Utilities — 5.4%
Edison International, Junior Subordinated Notes (5.375% to 3/15/26 then 5 year Treasury Constant Maturity Rate + 4.698%)	5.375%	3/9/26	20,000	19,191 (b)(c)
Enel Finance International NV, Senior Notes	7.050%	10/14/25	200,000	201,890 (a)
FirstEnergy Pennsylvania Electric Co., Senior Notes	5.150%	3/30/26	10,000	10,056 (a)
NRG Energy Inc., Senior Secured Notes	2.450%	12/2/27	80,000	75,058 (a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	170,000	159,506
Southern California Edison Co., First Mortgage Bonds	5.250%	3/15/30	20,000	20,125
Southern Co., Junior Subordinated Notes (4.000% to 1/15/26 then 5 year Treasury Constant Maturity Rate + 3.733%)	4.000%	1/15/51	34,000	33,649 (c)
Southern Co., Junior Subordinated Notes (6.375% to 3/15/35 then 5 year Treasury Constant Maturity Rate + 2.069%)	6.375%	3/15/55	20,000	20,529 (c)
Toledo Edison Co., First Mortgage Bonds	2.650%	5/1/28	8,000	7,476 (a)
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	50,000	49,912 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	60,000	60,233 (a)

Total Utilities				657,625
Total Corporate Bonds & Notes (Cost — $9,940,007)				9,980,620
Asset-Backed Securities — 3.9%
CIFC Funding Ltd., 2017-2A BR (3 mo. Term SOFR + 1.762%)	6.055%	4/20/30	250,000	250,384 (a)(c)
Goodgreen Trust, 2023-1A A	5.900%	1/17/61	201,530	200,689 (a)
Navient Private Education Refi Loan Trust, 2020-DA A	1.690%	5/15/69	17,860	16,857 (a)

Total Asset-Backed Securities (Cost — $467,973)				467,930
Collateralized Mortgage Obligations(g) — 2.7%
BRAVO Residential Funding Trust, 2023-NQM5 A1	6.505%	6/25/63	69,695	70,251 (a)
CRSO Trust, 2023-BRND A	7.121%	7/10/40	30,000	31,435 (a)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M1 (30 Day Average SOFR + 1.500%)	5.840%	10/25/43	12,210	12,225 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R08 1M2 (30 Day Average SOFR + 2.500%)	6.840%	10/25/43	20,000	20,431 (a)(c)
GS Mortgage Securities Corp. Trust, 2023-SHIP A	4.322%	9/10/38	100,000	99,265 (a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	20,000	21,785 (a)(c)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	70,165	71,011 (a)

Total Collateralized Mortgage Obligations (Cost — $319,603)				326,403
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Short Duration Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Senior Loans — 0.4%
Communication Services — 0.4%
Interactive Media & Services — 0.4%
X Corp., Term Loan B1 (3 mo. Term SOFR + 6.650%)	10.949%	10/26/29	$29,924	$29,774 (c)(h)(i)
X Corp., Term Loan B3	9.500%	10/26/29	20,000	20,543 (h)(i)

Total Communication Services				50,317
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.043%	10/20/27	3,373	3,411 (c)(h)(i)

Total Senior Loans (Cost — $52,893)				53,728
Sovereign Bonds — 0.2%
Argentina — 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	4,246	3,302
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,501	11,266 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	9,409	6,057 (j)

Total Sovereign Bonds (Cost — $13,856)				20,625
			Shares
Preferred Stocks — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
Bank of New York Mellon Corp., Non Voting Shares (6.150% to 3/20/30 then 5 year Treasury Constant Maturity Rate + 2.161%) (Cost — $6,900)	6.150%		276	7,038 (c)
Total Investments before Short-Term Investments (Cost — $10,801,232)				10,856,344

Short-Term Investments — 8.9%
BNY Mellon Cash Reserve Fund (Cost — $1,075,555)	1.050%		1,075,555	1,075,555 (k)
Total Investments — 98.6% (Cost — $11,876,787)				11,931,899
Other Assets in Excess of Liabilities — 1.4%				167,689
Total Net Assets — 100.0%				$12,099,588

See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Short Duration Income ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(j)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(k)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	23	6/25	$4,736,753	$4,764,953	$28,200
U.S. Treasury Ultra 10-Year Notes	3	6/25	336,029	342,375	6,346
					34,546
Contracts to Sell:
U.S. Treasury 10-Year Notes	1	6/25	109,694	111,219	(1,525)
U.S. Treasury Long-Term Bonds	1	6/25	116,100	117,282	(1,182)
U.S. Treasury Ultra Long-Term Bonds	1	6/25	121,170	122,250	(1,080)
					(3,787)
Net unrealized appreciation on open futures contracts					$30,759
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 34.9%
Communication Services — 3.8%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	2.550%	12/1/33	10,000	$8,202
AT&T Inc., Senior Notes	5.350%	9/1/40	10,000	9,741
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,836
AT&T Inc., Senior Notes	3.500%	9/15/53	10,000	6,824
AT&T Inc., Senior Notes	3.650%	9/15/59	20,000	13,500
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	60,000	50,752
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	20,000	15,407
Total Diversified Telecommunication Services				114,262
Entertainment — 0.3%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	10,000	9,757
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	10,000	9,421
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,000	8,814
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	10,000	8,002
Total Entertainment				35,994
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	20,000	19,865
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	28,000	24,836 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	40,000	35,564 (a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	21,000	20,996
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	40,000	39,829
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	20,000	20,585
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	10,000	9,022
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	20,000	13,694
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	8,207
Comcast Corp., Senior Notes	3.969%	11/1/47	20,000	15,456
Comcast Corp., Senior Notes	2.887%	11/1/51	20,000	12,207
Comcast Corp., Senior Notes	2.937%	11/1/56	30,000	17,641
Fox Corp., Senior Notes	6.500%	10/13/33	20,000	21,430
Total Media				239,467
Wireless Telecommunication Services — 1.0%
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	20,000	19,639
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	10,000	9,857
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	90,000	83,390
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	20,000	19,179
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	10,000	10,018
T-Mobile USA Inc., Senior Notes	5.875%	11/15/55	10,000	10,074
Total Wireless Telecommunication Services				152,157

Total Communication Services				561,745
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 5.3%
Automobiles — 1.5%
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,000	$16,491
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	200,000	179,160
General Motors Co., Senior Notes	6.125%	10/1/25	6,000	6,031
General Motors Co., Senior Notes	5.600%	10/15/32	10,000	9,922
General Motors Co., Senior Notes	5.950%	4/1/49	10,000	9,168
Total Automobiles				220,772
Broadline Retail — 1.1%
Amazon.com Inc., Senior Notes	4.050%	8/22/47	20,000	16,648
Amazon.com Inc., Senior Notes	3.100%	5/12/51	30,000	20,397
Prosus NV, Senior Notes	3.832%	2/8/51	200,000	128,638 (a)
Total Broadline Retail				165,683
Hotels, Restaurants & Leisure — 2.5%
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	20,000	17,545 (a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.875%	3/15/33	10,000	9,911 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	10,000	9,414
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	10,000	10,226
McDonald’s Corp., Senior Notes	4.450%	9/1/48	10,000	8,424
McDonald’s Corp., Senior Notes	4.200%	4/1/50	20,000	16,092
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	20,000	21,051 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	30,000	30,004 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	189,597
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	20,000	20,080 (a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	30,000	29,284 (a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	20,000	20,710 (a)
Total Hotels, Restaurants & Leisure				382,338
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,000	7,932
Home Depot Inc., Senior Notes	3.350%	4/15/50	20,000	14,095
Total Specialty Retail				22,027

Total Consumer Discretionary				790,820
Consumer Staples — 1.6%
Beverages — 0.2%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	10,000	10,104
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.439%	10/6/48	20,000	17,099
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,000	9,961
Total Beverages				37,164
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	10,000	9,776
Food Products — 0.4%
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	10,000	8,179
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	10,000	8,661
Mars Inc., Senior Notes	3.200%	4/1/30	20,000	18,793 (a)
Mars Inc., Senior Notes	5.000%	3/1/32	30,000	30,138 (a)
Total Food Products				65,771
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	10,000	$10,020
Tobacco — 0.8%
Altria Group Inc., Senior Notes	2.450%	2/4/32	10,000	8,441
Altria Group Inc., Senior Notes	6.875%	11/1/33	20,000	22,064
Altria Group Inc., Senior Notes	3.875%	9/16/46	10,000	7,332
Altria Group Inc., Senior Notes	5.950%	2/14/49	30,000	29,646
BAT Capital Corp., Senior Notes	3.557%	8/15/27	16,000	15,616
BAT Capital Corp., Senior Notes	3.734%	9/25/40	20,000	15,487
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	10,000	10,107
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	10,000	10,097
Total Tobacco				118,790

Total Consumer Staples				241,521
Energy — 5.5%
Oil, Gas & Consumable Fuels — 5.5%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	20,000	19,090
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,732 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	20,000	19,793
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	10,000	10,329 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	10,000	9,591 (a)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	20,000	20,163 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	20,000	19,693
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	20,000	19,724
Devon Energy Corp., Senior Notes	5.000%	6/15/45	40,000	33,963
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	10,000	9,463
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	110,000	110,400 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	20,000	19,954
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,363
Energy Transfer LP, Senior Notes	3.750%	5/15/30	10,000	9,459
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,000	9,929
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	20,000	18,484
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,094
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	30,000	29,160
EQT Corp., Senior Notes	5.000%	1/15/29	10,000	10,069
EQT Corp., Senior Notes	3.625%	5/15/31	10,000	9,139 (a)
Expand Energy Corp., Senior Notes	4.750%	2/1/32	40,000	37,870
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	10,000	7,159
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	20,000	17,554
MPLX LP, Senior Notes	4.500%	4/15/38	20,000	17,570
ONEOK Inc., Senior Notes	5.800%	11/1/30	10,000	10,407
ONEOK Inc., Senior Notes	6.625%	9/1/53	10,000	10,471
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	10,000	9,817 (a)
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	20,000	17,432
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	10,000	8,534
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	20,000	13,817
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	80,000	$78,350
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	20,000	19,718 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	76,386
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	10,000	8,531
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	20,000	22,650
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	24,065

Total Energy				817,923
Financials — 10.7%
Banks — 6.2%
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	40,000	35,218 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	140,000	122,790 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	100,000	99,600 (c)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	20,000	18,483 (c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	20,000	24,829
Citigroup Inc., Senior Notes (2.520% to 11/3/31 then SOFR + 1.177%)	2.520%	11/3/32	40,000	34,176 (c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	70,000	67,881 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	20,000	20,028 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	70,000	68,663 (c)
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	20,000	20,069
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	20,000	19,968 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,000	8,652 (c)
JPMorgan Chase & Co., Senior Notes (2.739% to 10/15/29 then 3 mo. Term SOFR + 1.510%)	2.739%	10/15/30	30,000	27,538 (c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	30,000	29,799 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	27,367
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	20,000	20,569 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	20,000	19,869
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	20,000	20,339 (c)
US Bancorp, Senior Notes	1.450%	5/12/25	20,000	19,925
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	10,000	10,322 (c)
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	50,000	49,312
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	10,000	8,975 (c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	40,000	39,170 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	60,000	54,049 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	50,000	50,896 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	20,000	20,548 (c)
Total Banks				939,035
Capital Markets — 2.4%
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	10,000	10,649 (c)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	30,000	30,000
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	90,000	$77,811 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	20,000	19,636 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	60,000	59,187 (c)
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	10,000	9,077
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	40,000	39,921 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	80,000	68,691 (c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	20,000	19,752 (c)
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	20,000	20,010 (c)
Total Capital Markets				354,734
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	10,000	9,887
Financial Services — 1.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	200,000	193,317
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	40,000	41,121 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	10,000	7,926
Visa Inc., Senior Notes	4.300%	12/14/45	10,000	8,726
Total Financial Services				251,090
Insurance — 0.3%
Aon North America Inc., Senior Notes	5.450%	3/1/34	30,000	30,557
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	20,000	19,841 (a)
Total Insurance				50,398

Total Financials				1,605,144
Health Care — 2.2%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	3.200%	11/21/29	20,000	18,899
AbbVie Inc., Senior Notes	5.050%	3/15/34	20,000	20,149
AbbVie Inc., Senior Notes	4.250%	11/21/49	30,000	24,874
Total Biotechnology				63,922
Health Care Equipment & Supplies — 0.5%
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	20,000	20,280 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	30,000	30,575
Solventum Corp., Senior Notes	5.900%	4/30/54	20,000	19,797
Total Health Care Equipment & Supplies				70,652
Health Care Providers & Services — 0.9%
Cigna Group, Senior Notes	4.900%	12/15/48	10,000	8,716
CVS Health Corp., Senior Notes	2.125%	9/15/31	20,000	16,677
CVS Health Corp., Senior Notes	5.050%	3/25/48	20,000	17,081
Elevance Health Inc., Senior Notes	4.550%	5/15/52	10,000	8,229
HCA Inc., Senior Notes	5.625%	9/1/28	10,000	10,230
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,276
Humana Inc., Senior Notes	3.125%	8/15/29	10,000	9,312
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	40,000	38,470
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	20,000	$13,381
Total Health Care Providers & Services				131,372
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	10,000	10,241
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	20,000	20,356
Bristol-Myers Squibb Co., Senior Notes	4.250%	10/26/49	20,000	16,374
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	10,000	9,896
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	10,000	9,331
Total Pharmaceuticals				66,198

Total Health Care				332,144
Industrials — 2.6%
Aerospace & Defense — 0.7%
Boeing Co., Senior Notes	3.200%	3/1/29	10,000	9,393
Boeing Co., Senior Notes	3.250%	2/1/35	10,000	8,240
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	30,000	24,013
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	30,000	28,393
RTX Corp., Senior Notes	6.000%	3/15/31	10,000	10,625
RTX Corp., Senior Notes	4.500%	6/1/42	20,000	17,602
RTX Corp., Senior Notes	3.030%	3/15/52	20,000	12,696
Total Aerospace & Defense				110,962
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.722%	2/15/30	10,000	9,150
Commercial Services & Supplies — 0.3%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	30,000	29,746 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	10,000	9,971
Total Commercial Services & Supplies				39,717
Ground Transportation — 0.2%
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,000	6,516
Union Pacific Corp., Senior Notes	2.891%	4/6/36	20,000	16,365
Union Pacific Corp., Senior Notes	3.750%	2/5/70	20,000	13,682
Total Ground Transportation				36,563
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	10,000	9,966
Passenger Airlines — 0.9%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	40,000	40,633 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes (11.000% Cash or 4.000% PIK and 8.000% Cash)	11.000%	3/6/30	51,711	46,087 (a)(d)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	50,000	47,352 (a)
Total Passenger Airlines				134,072
Trading Companies & Distributors — 0.4%
Air Lease Corp., Senior Notes	3.375%	7/1/25	10,000	9,968
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	50,000	45,410
Total Trading Companies & Distributors				55,378

Total Industrials				395,808
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 1.4%
IT Services — 0.1%
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	20,000	$20,175 (a)
Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Inc., Senior Notes	3.137%	11/15/35	40,000	33,169 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	20,000	16,127
Intel Corp., Senior Notes	3.050%	8/12/51	10,000	5,885
Micron Technology Inc., Senior Notes	5.875%	2/9/33	20,000	20,723
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,965
Total Semiconductors & Semiconductor Equipment				95,869
Software — 0.6%
Microsoft Corp., Senior Notes	2.921%	3/17/52	10,000	6,712
Oracle Corp., Senior Notes	1.650%	3/25/26	30,000	29,165
Oracle Corp., Senior Notes	2.875%	3/25/31	20,000	17,912
Oracle Corp., Senior Notes	5.375%	9/27/54	10,000	9,126
Synopsys Inc., Senior Notes	4.850%	4/1/30	10,000	10,068
Synopsys Inc., Senior Notes	5.000%	4/1/32	10,000	10,029
Synopsys Inc., Senior Notes	5.700%	4/1/55	10,000	9,936
Total Software				92,948

Total Information Technology				208,992
Materials — 1.0%
Metals & Mining — 0.7%
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	10,000	10,024
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	10,000	9,778
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	55,000	51,618
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	20,000	19,735 (a)
Glencore Funding LLC, Senior Notes	5.673%	4/1/35	10,000	10,042 (a)(e)
Glencore Funding LLC, Senior Notes	6.141%	4/1/55	10,000	10,071 (a)(e)
Total Metals & Mining				111,268
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	50,000	42,614

Total Materials				153,882
Utilities — 0.8%
Electric Utilities — 0.8%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	100,000	85,927 (a)
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	20,000	19,442
Florida Power & Light Co., First Mortgage Bonds	5.700%	3/15/55	10,000	10,218
Georgia Power Co., Senior Notes	5.200%	3/15/35	10,000	10,071

Total Utilities				125,658
Total Corporate Bonds & Notes (Cost — $5,423,759)				5,233,637
Mortgage-Backed Securities — 25.4%
FHLMC — 8.0%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38	25,600	24,560
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	7/1/41- 10/1/41	105,401	87,299
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	8/1/42- 3/1/52	189,103	156,390
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/47- 7/1/49	60,196	$58,623
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/49	69,080	68,946
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50- 12/1/50	438,293	371,256
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	159,322	140,181
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	10/1/53	83,339	86,926
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.620%)	3.141%	11/1/47	44,736	45,257 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.621%)	3.108%	2/1/50	56,339	56,038 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.627%)	3.008%	11/1/48	103,312	100,975 (c)
Total FHLMC				1,196,451
FNMA — 11.1%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	100,000	101,368
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 1/1/50	203,129	188,044
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 9/1/61	564,073	500,956
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 3/1/42	138,857	124,836
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 7/1/51	407,450	343,042
Federal National Mortgage Association (FNMA)	4.500%	2/1/48- 1/1/59	53,343	51,343
Federal National Mortgage Association (FNMA)	4.000%	1/1/49	113,472	107,180
Federal National Mortgage Association (FNMA)	6.000%	6/1/53	170,435	175,185
Federal National Mortgage Association (FNMA)	5.000%	7/1/53	83,389	83,197
Total FNMA				1,675,151
GNMA — 6.3%
Government National Mortgage Association (GNMA)	3.000%	10/15/42	36,309	32,984
Government National Mortgage Association (GNMA) II	3.500%	2/20/46- 7/20/49	156,526	145,141
Government National Mortgage Association (GNMA) II	4.500%	4/20/48- 6/20/48	42,058	40,942
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	54,531	47,639
Government National Mortgage Association (GNMA) II	4.000%	4/20/50	26,383	24,817
Government National Mortgage Association (GNMA) II	2.000%	2/20/51- 4/20/51	143,150	114,255
Government National Mortgage Association (GNMA) II	2.500%	3/20/51	118,573	101,240
Government National Mortgage Association (GNMA) II	6.000%	7/20/53	88,658	91,082
Government National Mortgage Association (GNMA) II	5.000%	8/20/53	86,479	85,608
Government National Mortgage Association (GNMA) II	5.500%	8/20/53- 7/20/54	184,657	186,909
Government National Mortgage Association (GNMA) II	6.500%	1/20/54	74,128	76,577
Total GNMA				947,194

Total Mortgage-Backed Securities (Cost — $3,937,114)				3,818,796
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — 18.2%
BANK, 2023-BNK45 A5	5.203%	2/15/56	100,000	$101,057
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.011%	3/15/40	100,000	99,568 (a)(c)
BRAVO Residential Funding Trust, 2023-NQM1 A1	5.757%	1/25/63	72,818	72,801 (a)
BRAVO Residential Funding Trust, 2023-NQM4 A1	6.435%	5/25/63	78,573	79,107 (a)
Citigroup Commercial Mortgage Trust, 2015-P1 C	4.387%	9/15/48	100,000	96,364 (c)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	100,000	102,554 (a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K153 X1, IO	0.441%	12/25/32	3,198,981	100,319 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	60,618	9,667
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	72,697	12,254
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	76,359	10,494
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	80,696	12,169
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	6.740%	2/25/42	100,000	101,808 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	6.340%	4/25/42	46,986	47,347 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA6 M2 (30 Day Average SOFR + 5.750%)	10.090%	9/25/42	100,000	108,989 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	9.454%	7/25/25	10,622	10,783 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	7.286%	6/25/42	63,055	65,064 (a)(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	68,659	11,799
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	202,924	32,530
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	152,220	26,024
GCAT Trust, 2024-INV1 1A2	5.500%	1/25/54	85,239	84,567 (a)(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.064%	10/16/48	3,968,380	6,293 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.535%	6/16/48	46,801	44,857 (c)
Government National Mortgage Association (GNMA), 2016-14 H	2.850%	3/16/57	220,884	190,153
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	67,010	9,875
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	321,387	38,237
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	4.823%	8/20/70	95,629	95,329 (c)
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	94,052	4,556 (c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	100,000	83,407
MF1 LLC Trust, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	6.952%	9/17/37	84,456	84,511 (a)(c)
MIC Trust, 2023-MIC A	8.437%	12/5/38	100,000	108,925 (a)(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C30 A4	2.600%	9/15/49	83,119	80,872
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	71,288	72,265 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	87,132	88,709 (a)(c)
NJ Trust, 2023-GSP A	6.481%	1/6/29	100,000	104,921 (a)(c)
OBX Trust, 2023-NQM6 A1	6.520%	7/25/63	67,817	68,599 (a)
OBX Trust, 2023-NQM7 A1	6.844%	4/25/63	70,166	71,011 (a)
ONNI Commerical Mortgage Trust, 2024-APT A	5.196%	7/15/39	100,000	101,345 (a)(c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	6.154%	9/17/39	97,562	97,795 (a)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2A1A (1 mo. Term SOFR + 0.694%)	5.015%	7/25/45	37,848	37,207 (c)
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(f) — continued
Wells Fargo Commercial Mortgage Trust, 2017-C38 A4	3.190%	7/15/50	97,986	$95,421
Wells Fargo Commercial Mortgage Trust, 2017-C41 B	4.188%	11/15/50	70,000	66,046 (c)

Total Collateralized Mortgage Obligations (Cost — $2,866,845)				2,735,599
U.S. Government & Agency Obligations — 7.7%
U.S. Government Obligations — 7.7%
U.S. Treasury Bonds	3.875%	2/15/43	10,000	9,156
U.S. Treasury Bonds	3.875%	5/15/43	30,000	27,393
U.S. Treasury Bonds	3.625%	8/15/43	30,000	26,381
U.S. Treasury Bonds	4.125%	8/15/44	20,000	18,744
U.S. Treasury Bonds	4.750%	2/15/45	40,000	40,738
U.S. Treasury Bonds	2.375%	5/15/51	40,000	26,169
U.S. Treasury Bonds	4.250%	2/15/54	10,000	9,425
U.S. Treasury Bonds	4.250%	8/15/54	10,000	9,442
U.S. Treasury Bonds	4.625%	2/15/55	50,000	50,344
U.S. Treasury Notes	4.000%	2/28/30	930,000	932,252

Total U.S. Government & Agency Obligations (Cost — $1,158,490)				1,150,044
Sovereign Bonds — 6.2%
Argentina — 0.5%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	3,998	3,109
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	3,080	2,256
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	17,501	11,266 (a)
Provincia de Buenos Aires/Government Bonds, Senior Notes	6.625%	9/1/37	89,386	57,542 (g)
Total Argentina				74,173
Brazil — 1.9%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	369,000 BRL	57,973
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	1,384,000 BRL	224,843
Total Brazil				282,816
Colombia — 1.5%

Colombia Government International Bond, Senior Notes	5.000%	6/15/45	330,000	222,503
Mexico — 2.3%
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	450,000	349,875

Total Sovereign Bonds (Cost — $1,135,433)				929,367
Asset-Backed Securities — 2.3%
LAD Auto Receivables Trust, 2024-1A C	5.640%	6/15/29	120,000	121,716 (a)
Morgan Stanley ABS Capital Inc. Trust, 2004-NC8 M1 (1 mo. Term SOFR + 1.029%)	5.350%	9/25/34	121,106	119,852 (c)
Nelnet Student Loan Trust, 2013-1A A (30 Day Average SOFR + 0.714%)	5.054%	6/25/41	24,581	24,412 (a)(c)
SMB Private Education Loan Trust, 2018-C A2B (1 mo. Term SOFR + 0.864%)	5.184%	11/15/35	48,582	48,501 (a)(c)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. Term SOFR + 1.114%)	5.434%	6/15/37	28,223	28,265 (a)(c)

Total Asset-Backed Securities (Cost — $341,350)				342,746
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Treasury Notes, Inflation Indexed (Cost — $93,270)	1.875%	7/15/34	90,000	91,973
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Total Return ETF
(Percentages shown based on Fund net assets)
Security				Shares	Value
Common Stocks — 0.2%
Industrials — 0.2%
Passenger Airlines — 0.2%
Spirit Airlines LLC				2,028	$28,392 *(h)(i)
Spirit Aviation Holdings Inc.				12	168 *(h)(i)(j)

Total Common Stocks (Cost — $28,489)					28,560
			Expiration Date	Warrants
Warrants — 0.1%
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC (Cost — $17,530)			3/12/30	1,440	20,160 *(a)(h)(i)(j)
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Put @ $96.250 (Cost — $2,106)		12/12/25	3	7,500	1,856
	Counterparty
OTC Purchased Options — 0.0%††
Credit default swaption to buy protection on Markit CDX.NA.HY.44 Index, Call @ 106.000bps, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30 (Cost — $480)	Goldman Sachs Group Inc.	6/18/25	100,000	100,000	480

Total Purchased Options (Cost — $2,586)					2,336
Total Investments before Short-Term Investments (Cost — $15,004,866)					14,353,218
		Rate		Shares
Short-Term Investments — 3.6%
BNY Mellon Cash Reserve Fund (Cost — $546,982)		1.050%		546,982	546,982 (k)
Total Investments — 99.2% (Cost — $15,551,848)					14,900,200
Other Assets in Excess of Liabilities — 0.8%					119,886
Total Net Assets — 100.0%					$15,020,086

See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Total Return ETF
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(e)	Securities traded on a when-issued or delayed delivery basis.
(f)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(g)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(h)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Restricted security (Note 6).
(k)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
PIK	—	Payment-In-Kind
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$97.500	51	$127,500	$(1,275)
3-Month SOFR Futures, Call	12/12/25	97.500	17	42,500	(3,506)
SOFR 1-Year Mid-Curve Futures, Put	12/12/25	96.250	3	7,500	(1,875)
Total Exchange-Traded Written Options (Premiums received — $26,176)					(6,656)

OTC Written Options
	Counterparty
Credit default swaption to sell protection on Markit CDX.NA.HY.44 Index, Put, 500.000bps quarterly payments received by the Fund, maturing on 6/20/30 (Premiums received — $600)	Goldman Sachs Group Inc.	6/18/25	100.000 bps	100,000	100,000	$(600)
Total Written Options (Premiums received — $26,776)						$(7,256)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Total Return ETF
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	13	3/27	$3,113,040	$3,138,363	$25,323
3-Month SOFR	10	3/26	2,415,512	2,409,375	(6,137)
U.S. Treasury 2-Year Notes	1	6/25	205,877	207,172	1,295
U.S. Treasury 5-Year Notes	42	6/25	4,540,299	4,542,562	2,263
U.S. Treasury Long-Term Bonds	2	6/25	234,816	234,563	(253)
U.S. Treasury Ultra 10-Year Notes	7	6/25	784,059	798,875	14,816
U.S. Treasury Ultra Long-Term Bonds	6	6/25	725,016	733,500	8,484
Net unrealized appreciation on open futures contracts					$45,791

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,032,070	USD	179,734	Citibank N.A.	4/2/25	$457
USD	178,488	BRL	1,032,070	Citibank N.A.	4/2/25	(1,703)
BRL	1,032,070	USD	180,085	Goldman Sachs Group Inc.	4/2/25	105
USD	179,734	BRL	1,032,070	Goldman Sachs Group Inc.	4/2/25	(457)
USD	18,704	AUD	29,822	Bank of America N.A.	4/16/25	118
MXN	408,747	USD	19,921	BNP Paribas SA	4/16/25	15
INR	12,506,461	USD	143,776	Citibank N.A.	4/16/25	2,333
JPY	880,000	USD	5,737	Citibank N.A.	4/16/25	158
JPY	3,100,000	USD	20,682	Citibank N.A.	4/16/25	85
JPY	5,280,000	USD	34,431	Citibank N.A.	4/16/25	941
JPY	5,620,000	USD	36,570	Citibank N.A.	4/16/25	1,080
USD	3,895	INR	340,000	Citibank N.A.	4/16/25	(77)
USD	7,220	INR	630,000	Citibank N.A.	4/16/25	(140)
USD	7,565	INR	660,000	Citibank N.A.	4/16/25	(146)
USD	14,834	INR	1,291,759	Citibank N.A.	4/16/25	(257)
USD	22,460	INR	1,960,000	Citibank N.A.	4/16/25	(438)
USD	22,716	INR	1,990,000	Citibank N.A.	4/16/25	(533)
USD	40,674	INR	3,550,000	Citibank N.A.	4/16/25	(800)
USD	41,915	JPY	6,210,000	Citibank N.A.	4/16/25	312
USD	4,787	MXN	100,000	Citibank N.A.	4/16/25	(90)
USD	15,382	MXN	320,000	Citibank N.A.	4/16/25	(225)
USD	38,523	MXN	800,000	Citibank N.A.	4/16/25	(496)
AUD	171,547	USD	105,606	Goldman Sachs Group Inc.	4/16/25	1,308
USD	183,453	EUR	178,448	Goldman Sachs Group Inc.	4/16/25	(9,473)
CNH	354,179	USD	48,794	JPMorgan Chase & Co.	4/16/25	12
CNH	550,000	USD	76,024	JPMorgan Chase & Co.	4/16/25	(234)
MXN	391,204	USD	18,934	JPMorgan Chase & Co.	4/16/25	146
USD	307,151	CNH	2,255,170	JPMorgan Chase & Co.	4/16/25	(3,612)
USD	2,638	INR	230,000	JPMorgan Chase & Co.	4/16/25	(49)
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

 Western Asset Total Return ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	3,551	INR	310,000	JPMorgan Chase & Co.	4/16/25	$(71)
USD	17,506	INR	1,540,000	JPMorgan Chase & Co.	4/16/25	(485)
EUR	25,132	USD	26,222	Morgan Stanley & Co. Inc.	4/16/25	950
MXN	491,613	USD	23,736	Morgan Stanley & Co. Inc.	4/16/25	241
MXN	570,971	USD	27,584	Morgan Stanley & Co. Inc.	4/16/25	265
MXN	1,153,207	USD	55,746	Morgan Stanley & Co. Inc.	4/16/25	500
MXN	1,199,982	USD	57,759	Morgan Stanley & Co. Inc.	4/16/25	769
MXN	4,662,001	USD	221,870	Morgan Stanley & Co. Inc.	4/16/25	5,512
MXN	5,902,364	USD	286,466	Morgan Stanley & Co. Inc.	4/16/25	1,414
USD	617,363	MXN	12,984,628	Morgan Stanley & Co. Inc.	4/16/25	(15,943)
USD	179,082	BRL	1,032,070	Goldman Sachs Group Inc.	5/5/25	114
Net unrealized depreciation on open forward foreign currency contracts						$(18,394)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At March 31, 2025, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Bank of America N.A.	6,522,000BRL	1/2/26	BRL-CDI**	11.035%**	$(31,450)	—	$(31,450)
JPMorgan Chase & Co.	1,430,000BRL	1/2/29	BRL-CDI**	10.230%**	(27,806)	—	(27,806)
Total					$(59,256)	—	$(59,256)

CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$1,134,000	1/17/28	Daily SOFR Compound annually	4.100% annually	$12,311	$45	$12,266
	3,083,000	11/30/31	4.060% annually	Daily SOFR Compound annually	(62,953)	(2,960)	(59,993)
	266,000	1/17/36	4.220% annually	Daily SOFR Compound annually	(9,232)	—	(9,232)
Total	$4,483,000				$(59,874)	$(2,915)	$(56,959)

See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Western Asset Total Return ETF
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.IG.44 Index	$2,874,500	6/20/30	1.000% quarterly	$51,906	$56,931	$(5,025)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$75,000	7/4/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$(746)	—	$(746)

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 40 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.150%
Daily SOFR Compound	4.410%
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Statements of Assets and Liabilities
March 31, 2025

	Western Asset Short Duration Income ETF	Western Asset Total Return ETF
Assets:
Investments, at value (Cost — $11,876,787 and $15,551,848, respectively)	$11,931,899	$14,900,200
Foreign currency, at value (Cost — $0 and $22,969, respectively)	—	23,227
Cash	—	1,809
Interest receivable	115,763	103,405
Deposits with brokers for open futures contracts and exchange-traded options	55,437	103,805
Deposits with brokers for centrally cleared swap contracts	—	123,190
Deposits with brokers for OTC derivatives	—	60,000
Receivable for securities sold	—	448,026
Unrealized appreciation on forward foreign currency contracts	—	16,835
Total Assets	12,103,099	15,780,497
Liabilities:
Investment management fee payable	2,972	5,734
Payable to brokers — net variation margin on open futures contracts	539	1,848
OTC swaps, at value (paid — $0 and 0, respectively)	—	60,002
Payable for securities purchased	—	603,904
Payable to brokers — net variation margin on centrally cleared swap contracts	—	3,918
Unrealized depreciation on forward foreign currency contracts	—	35,229
Written options, at value (premiums received — $0 and 26,776, respectively)	—	7,256
Reorganization expenses payable (Note 10)	—	42,520
Total Liabilities	3,511	760,411
Total Net Assets	$12,099,588	$15,020,086
Net Assets:
Par value (Note 5)	$5	$8
Paid-in capital in excess of par value	15,641,861	45,302,765
Total distributable earnings (loss)	(3,542,278)	(30,282,687)
Total Net Assets	$12,099,588	$15,020,086
Shares Outstanding	500,000	750,000
Net Asset Value	$24.20	$20.03
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Statements of Operations
For the Year Ended March 31, 2025

	Western Asset Short Duration Income ETF	Western Asset Total Return ETF
Investment Income:
Interest	$614,829	$1,050,769
Expenses:
Investment management fee (Note 2)	34,398	140,150
Reorganization expenses (Note 10)	—	58,250
Total Expenses	34,398	198,400
Less: Fee waivers and/or expense reimbursements (Note 2)	—	(11,441)
Net Expenses	34,398	186,959
Net Investment Income	580,431	863,810
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward
Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):

Net Realized Gain (Loss) From:
Investment transactions	46,444	(1,254,714)
Futures contracts	(38,697)	(43,314)
Written options	—	368,646
Swap contracts	—	452,872
Forward foreign currency contracts	—	(9,788)
Foreign currency transactions	—	(5,125)
Net Realized Gain (Loss)	7,747	(491,423)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	96,413	1,831,887
Futures contracts	39,173	(44,142)
Written options	—	(62,034)
Securities sold short	—	357
Swap contracts	—	(332,487)
Forward foreign currency contracts	—	23,366
Foreign currencies	—	(28,599)
Change in Net Unrealized Appreciation (Depreciation)	135,586	1,388,348
Net Gain on Investments, Futures Contracts, Written Options, Short Sales, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	143,333	896,925
Increase in Net Assets From Operations	$723,764	$1,760,735
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Statements of Changes in Net Assets
Western Asset Short Duration Income ETF

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$580,431	$681,626
Net realized gain (loss)	7,747	(1,181,534)
Change in net unrealized appreciation (depreciation)	135,586	1,182,614
Increase in Net Assets From Operations	723,764	682,706
Distributions to Shareholders From (Note 1):
Total distributable earnings	(569,000)	(698,579)
Decrease in Net Assets From Distributions to Shareholders	(569,000)	(698,579)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 150,000 shares issued, respectively)	2,398,018	3,551,481
Cost of shares repurchased (50,000 and 600,000 shares repurchased, respectively)	(1,214,894)	(14,044,474)
Increase (Decrease) in Net Assets From Fund Share Transactions	1,183,124	(10,492,993)
Increase (Decrease) in Net Assets	1,337,888	(10,508,866)
Net Assets:
Beginning of year	10,761,700	21,270,566
End of year	$12,099,588	$10,761,700
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Statements of Changes in Net Assets (cont’d)
Western Asset Total Return ETF

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$863,810	$1,700,175
Net realized loss	(491,423)	(1,656,681)
Change in net unrealized appreciation (depreciation)	1,388,348	696,065
Increase in Net Assets From Operations	1,760,735	739,559
Distributions to Shareholders From (Note 1):
Total distributable earnings	(1,380,314)	(1,620,707)
Decrease in Net Assets From Distributions to Shareholders	(1,380,314)	(1,620,707)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (100,000 and 1,150,000 shares issued, respectively)	2,030,938	23,255,365
Cost of shares repurchased (1,250,000 and 500,000 shares repurchased, respectively)	(25,665,081)	(10,047,007)
Increase (Decrease) in Net Assets From Fund Share Transactions	(23,634,143)	13,208,358
Increase (Decrease) in Net Assets	(23,253,722)	12,327,210
Net Assets:
Beginning of year	38,273,808	25,946,598
End of year	$15,020,086	$38,273,808
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Financial Highlights
Western Asset Short Duration Income ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]	2020[1,3]
Net asset value, beginning of year	$23.91	$23.63	$24.59	$26.32	$25.52	$25.80
Income (loss) from operations:
Net investment income	1.17	1.07	0.70	0.29	0.63	0.97
Net realized and unrealized gain (loss)	0.28	0.30	(0.99)	(1.74)	0.90	(0.10)[4]
Total income (loss) from operations	1.45	1.37	(0.29)	(1.45)	1.53	0.87
Less distributions from:
Net investment income	(1.16)	(1.09)	(0.67)	(0.28)	(0.73)	(1.04)
Net realized gains	—	—	—	—	—	(0.11)
Total distributions	(1.16)	(1.09)	(0.67)	(0.28)	(0.73)	(1.15)
Net asset value, end of year	$24.20	$23.91	$23.63	$24.59	$26.32	$25.52
Total return, based on NAV[5]	6.23%	5.96%	(1.16)%	(5.55)%	6.06%	3.52%
Net assets, end of year (000s)	$12,100	$10,762	$21,271	$35,656	$19,743	$7,655
Ratios to average net assets:
Gross expenses	0.29%	0.29%	0.29%	0.29%[6]	0.29%	0.29%
Net expenses	0.29	0.29	0.29	0.29 [6]	0.29	0.29
Net investment income	4.89	4.54	2.93	1.69 [6]	2.42	3.85
Portfolio turnover rate[7]	63%	80%	53%	28%	65%	72%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period August 1, 2021 through March 31, 2022.
[3]	For the year ended July 31.
[4]
Calculation of the net loss per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized loss presented in the
Statement of Operations due to the timing of sales and repurchases of Fund Shares in relation to fluctuating market values of the investments of the Fund.

[5]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Financial Highlights (cont’d)
Western Asset Total Return ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]	2020[1,3]
Net asset value, beginning of year	$20.14	$20.76	$22.88	$26.22	$28.19	$26.88
Income (loss) from operations:
Net investment income	0.61	0.89	0.80	0.16	0.66	0.61
Net realized and unrealized gain (loss)	0.20	(0.67)	(2.47)	(3.37)	(1.49)	2.07
Total income (loss) from operations	0.81	0.22	(1.67)	(3.21)	(0.83)	2.68
Less distributions from:
Net investment income	(0.92)	(0.84)	(0.45)	(0.13)	(0.87)	(0.84)
Net realized gains	—	—	—	—	(0.27)	(0.53)
Total distributions	(0.92)	(0.84)	(0.45)	(0.13)	(1.14)	(1.37)
Net asset value, end of year	$20.03	$20.14	$20.76	$22.88	$26.22	$28.19
Total return, based on NAV[4]	4.14%	1.13%	(7.31)%	(12.28)%	(2.98)%	10.12%
Net assets, end of year (000s)	$15,020	$38,274	$25,947	$113,276	$124,567	$140,942
Ratios to average net assets:
Gross expenses	0.69%[5]	0.49%	0.49%	0.49%[6]	0.49%	0.49%
Net expenses[7,8]	0.65 [5]	0.45	0.45	0.45 [6]	0.45	0.45
Net investment income	3.02	4.47	3.80	2.62 [6]	2.43	2.19
Portfolio turnover rate[9]	105%	147%	89%	16%	103%	193%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period January 1, 2022 through March 31, 2022.
[3]	For the Year Ended December 31.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Expense ratios are including reorganization expenses that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.49% and 0.45%, respectively, for the year ended March 31, 2025. Refer to Note 10 for further details on reorganization expenses.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement, to the average net assets did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to
July 31, 2025 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
[9]
Including mortgage dollar rolls transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/
periods presented would have been 38%, 35%, 46%, 10%, 65% and 115%.

See Notes to Financial Statements.

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Short Duration Income ETF (“Short Duration Income ETF”) and Western Asset Total Return ETF (“Total Return ETF” ) ( the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are actively managed exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on NASDAQ. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the
Funds at NAV.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
Short Duration Income ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$2,832,824	$0 *	$2,832,824
Other Corporate Bonds & Notes	—	7,147,796	—	7,147,796
Asset-Backed Securities	—	467,930	—	467,930
Collateralized Mortgage Obligations	—	326,403	—	326,403
Senior Loans	—	53,728	—	53,728
Sovereign Bonds	—	20,625	—	20,625
Preferred Stocks	$7,038	—	—	7,038
Total Long-Term Investments	7,038	10,849,306	0 *	10,856,344
Short-Term Investments†	1,075,555	—	—	1,075,555
Total Investments	$1,082,593	$10,849,306	$0 *	$11,931,899
Other Financial Instruments:
Futures Contracts††	$34,546	—	—	$34,546
Total	$1,117,139	$10,849,306	$0 *	$11,966,445

Western Asset ETFs 2025 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$3,787	—	—	$3,787

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
Total Return ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$5,233,637	—	$5,233,637
Mortgage-Backed Securities	—	3,818,796	—	3,818,796
Collateralized Mortgage Obligations	—	2,735,599	—	2,735,599
U.S. Government & Agency Obligations	—	1,150,044	—	1,150,044
Sovereign Bonds	—	929,367	—	929,367
Asset-Backed Securities	—	342,746	—	342,746
U.S. Treasury Inflation Protected Securities	—	91,973	—	91,973
Common Stocks	—	—	$28,560	28,560
Warrants	—	—	20,160	20,160
Purchased Options:
Exchange-Traded Purchased Options	$1,856	—	—	1,856
OTC Purchased Options	—	480	—	480
Total Long-Term Investments	1,856	14,302,642	48,720	14,353,218
Short-Term Investments†	546,982	—	—	546,982
Total Investments	$548,838	$14,302,642	$48,720	$14,900,200
Other Financial Instruments:
Futures Contracts††	$52,181	—	—	$52,181
Forward Foreign Currency Contracts††	—	$16,835	—	16,835
Centrally Cleared Interest Rate Swaps††	—	12,266	—	12,266
Total Other Financial Instruments	$52,181	$29,101	—	$81,282
Total	$601,019	$14,331,743	$48,720	$14,981,482

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$6,656	—	—	$6,656
OTC Written Options	—	$600	—	600
Futures Contracts††	6,390	—	—	6,390
Forward Foreign Currency Contracts††	—	35,229	—	35,229
OTC Interest Rate Swaps	—	59,256	—	59,256
Centrally Cleared Interest Rate Swaps††	—	69,225	—	69,225
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	5,025	—	5,025
OTC Total Return Swaps	—	746	—	746
Total	$13,046	$170,081	—	$183,127

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Fund may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Funds purchase an option, an amount equal to the premium paid by the Funds is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Funds realize a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Fund may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Funds write an option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Funds’ basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Funds from the exercise of the written put option to form the Funds’ basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Funds.
The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Funds are exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Fund may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there

Western Asset ETFs 2025 Annual Report

are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Funds. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Funds use futures contracts generally to gain exposure to, or hedge against, changes in certain asset classes or in an attempt to increase the Funds returns. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Total Return ETF’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Funds invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Funds have credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Funds are required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statements of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statements of Assets and Liabilities. Risks may exceed amounts recorded in the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statements of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by the Funds are recognized as a realized gain or loss in the Statements of Operations.
The Funds’ maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of March 31, 2025, the total notional value of all credit default swaps to sell protection was $2,874,500 for the Total Return ETF. These amounts would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Total Return ETF bought protection for the same referenced entity. As of March 31, 2025, the Short Duration Income ETF did not hold any credit default swaps to sell protection.
For average notional amounts of swaps held during the year ended March 31, 2025, see Note 4.
Credit default swaps
The Funds enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Funds may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Funds have exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Funds generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Funds are a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Funds could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Funds effectively adds leverage to its portfolio because, in addition to its total net assets, the Funds are subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Funds generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Funds’ maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty). As the protection seller, the Funds’ maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Funds enter into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Funds may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded

Western Asset ETFs 2025 Annual Report

as an unrealized appreciation or depreciation in the Statements of Operations. When a swap contract is terminated early, the Funds record a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
Total return swaps
The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.
(h) Swaptions. The Funds may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Funds may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Funds represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Funds represent an option that gives the Funds the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Funds write a swaption, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Funds realize a gain equal to the amount of the premium received.
When the Funds purchase a swaption, an amount equal to the premium paid by the Funds is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Funds realize a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations.
(i) Short sale transactions. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at the time of replacement. The proceeds received by the Fund for the short sale are retained by the broker as collateral until the Fund replaces the borrowed security. If the market value of the security sold short increases, additional collateral may be required. The amount of collateral required is determined daily by reference to the market value of the short positions. Liabilities for securities sold short are marked-to-market daily and reported at market value in the financial statements.
Short sale transactions may result in a risk of loss that may exceed the amount shown on the Statement of Assets and Liabilities. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon termination of a short sale. Dividends on short positions are recorded as a liability on the ex-dividend date and are shown in the Statement of Operations as Dividend Expense because the Fund must pay the dividend to the lender of the security.
Short selling is a technique that may be considered speculative, involves risk beyond the amount of money used to secure each transaction and may represent a form of leverage.
(j) Loan participations. The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
The Funds assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(k) Stripped securities. The Funds may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.
(l) Securities traded on a when-issued and delayed delivery basis. The Funds may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Funds with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Funds at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(m) Mortgage dollar rolls. The Funds may enter into mortgage dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Funds execute its mortgage dollar rolls entirely in the TBA market, whereby the Funds make a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Funds account for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.
(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation for the Funds. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statements of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

Western Asset ETFs 2025 Annual Report

gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(p) Credit and market risk. The Funds invest in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(q) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds is exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of March 31, 2025, Total Return ETF held OTC written options, OTC swap contracts and forward foreign currency contracts with credit related contingent features which had a liability position of $95,831. If a contingent feature would have been triggered, the Total Return ETF would have been required to pay this amount to its derivatives counterparties. As of March 31, 2025, the Total Return ETF had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $60,000 which could be used to reduce the required payment. The Short Duration Income ETF did not have any open OTC derivative transactions with credit related contingent features in a liability position.
(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(t) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(u) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Funds had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), is each Fund’s subadviser and Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are each Fund’s subadvisers. FTFA, Western Asset, Western Asset Singapore, Western Asset Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future

Western Asset ETFs 2025 Annual Report

12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
Western Asset Short Duration Income ETF	0.29%
Western Asset Total Return ETF	0.49%
FTFA has agreed to waive fees and/or reimburse investment manager fees, so that the ratio of total annual operating expenses will not exceed 0.45% of Total Return ETF’s average daily net assets (subject to the same exclusions as the investment management agreement). This arrangement cannot be terminated prior to July 31, 2025 without the Board’s consent.
During the March 31, 2025, fees waived and/or expenses reimbursed amounted to $11,441 for Total Return ETF.
As compensation for its subadvisory services, FTFA as to each Fund pays  Western Asset monthly 70% of the management fee paid by a Fund to FTFA, net of (i) all fees and expenses incurred as to the Fund by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. Western Asset pays Western Asset Singapore, Western Asset Japan and Western Asset London a monthly subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Funds’ Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) and U.S. Government & Agency Obligations were as follows:

	Western Asset Short Duration Income ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$6,658,119	—
Sales	6,341,669	$126,735

	Western Asset Total Return ETF
	Investments	U.S. Government & Agency Obligations
Purchases	$3,239,615	$26,858,552
Sales	15,810,530	38,306,014
During the year ended March 31, 2025, there were no in-kind transactions (Note 5).

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Short Duration Income ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$11,888,086	$101,253	$(57,440)	$43,813
Futures contracts	—	34,546	(3,787)	30,759

	Total Return ETF
	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$15,573,325	$255,645	$(928,770)	$(673,125)
Written options	(26,776)	19,520	—	19,520
Futures contracts	—	52,181	(6,390)	45,791
Forward foreign currency contracts	—	16,835	(35,229)	(18,394)
Swap contracts	54,016	12,266	(134,252)	(121,986)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2025.
Western Asset Short Duration Income ETF

ASSET DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$34,546

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Futures contracts[2]	$3,787

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the year ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$(38,697)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$39,173
During the year ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$5,424,919
Futures contracts (to sell)	436,965

Western Asset ETFs 2025 Annual Report

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2025.
Western Asset Total Return ETF

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$1,856	—	$480	$2,336
Futures contracts[3]	52,181	—	—	52,181
Forward foreign currency contracts	—	$16,835	—	16,835
Centrally cleared swap contracts[4]	12,266	—	—	12,266
Total	$66,303	$16,835	$480	$83,618

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Written options	$6,656	—	$600	—	$7,256
Futures contracts[3]	6,390	—	—	—	6,390
Forward foreign currency contracts	—	$35,229	—	—	35,229
OTC swap contracts[5]	59,256	—	—	$746	60,002
Centrally cleared swap contracts[4]	69,225	—	5,025	—	74,250
Total	$141,527	$35,229	$5,625	$746	$183,127

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

[4]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statements of Operations for the year ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(178,552)	$(25,518)	—	—	$(204,070)
Futures contracts	(43,314)	—	—	—	(43,314)
Written options	360,208	8,438	—	—	368,646
Swap contracts	380,277	—	$62,614	$9,981	452,872
Forward foreign currency contracts	—	(9,788)	—	—	(9,788)
Total	$518,619	$(26,868)	$62,614	$9,981	$564,346

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$37,646	$8,302	—	—	$45,948
Futures contracts	(44,142)	—	—	—	(44,142)
Written options	(63,254)	1,220	—	—	(62,034)
Swap contracts	(285,059)	—	$(46,682)	$(746)	(332,487)
Forward foreign currency contracts	—	23,366	—	—	23,366
Total	$(354,809)	$32,888	$(46,682)	$(746)	$(369,349)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
During the year ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$57,305
Written options	81,047
Futures contracts (to buy)	23,919,799
Futures contracts (to sell)†	9,024,865
Forward foreign currency contracts (to buy)	2,358,665
Forward foreign currency contracts (to sell)	3,168,759
Average Notional Balance
Interest rate swap contracts	$54,420,637
Credit default swap contracts (buy protection)†	428,429
Credit default swap contracts (sell protection)	3,355,053
Total return swap contracts	115,462

†	At March 31, 2025, there were no open positions held in this derivative.
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2]	Net Amount[3,4]
Bank of America N.A.	$118	$(31,450)	$(31,332)	—	$(31,332)
BNP Paribas SA	15	—	15	—	15
Citibank N.A.	5,366	(4,905)	461	—	461
Goldman Sachs Group Inc.	2,007	(10,530)	(8,523)	—	(8,523)
JPMorgan Chase & Co.	158	(33,003)	(32,845)	$33,003	158
Morgan Stanley & Co. Inc.	9,651	(15,943)	(6,292)	—	(6,292)
Total	$17,315	$(95,831)	$(78,516)	$33,003	$(45,513)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[3]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Fund share transactions
At March 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Funds’ shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 50,000 shares of each Fund constitute a Creation Unit. Such transactions are generally on a cash basis. However, Creation Units may also be issued and redeemed partially in-kind for a basket of securities and partially in cash. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

Western Asset ETFs 2025 Annual Report

6. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.
Western Asset Total Return ETF

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2025	Value Per Share/Warrant	Percent of Net Assets
Spirit Aviation Holdings Inc., Common Shares	12	3/25	$146	$168	$14.00	0.00%(a)
Spirit Airlines LLC, Warrants	1,440	3/25	17,530	20,160 (b)	14.00	0.13%
			$17,676	$20,328		0.13%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

7. Redemption facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totalling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Under the terms of the Global Credit Facility, the Funds could, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its/their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. During the year ended March 31, 2025, the Funds did not use the Global Credit Facility.
8. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	Short Duration Income ETF	Total Return ETF
Distributions paid from:
Ordinary income	$569,000	$1,380,314
Total distributions paid	$569,000	$1,380,314
The tax character of distributions paid during the fiscal year ended March 31, 2024 was as follows:

	Short Duration Income ETF	Total Return ETF
Distributions paid from:
Ordinary income	$698,579	$1,620,707
Total distributions paid	$698,579	$1,620,707
As of March 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	Short Duration Income ETF	Total Return ETF
Undistributed ordinary income — net	$66,932	—
Deferred capital losses*	(3,653,020)	$(29,298,322)
Other book/tax temporary differences	(30,762)(a)	(229,262)(b)
Unrealized appreciation (depreciation)(c)	74,572	(755,103)
Total distributable earnings (loss) — net	$(3,542,278)	$(30,282,687)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures contracts.
(b)
Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts and the deferral of certain late year losses for tax purposes.

(c)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

Western Asset ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
9. Operating segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.
The Funds operate as a single operating segment, which is an investment portfolio. The Funds’ Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedule of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
10. Reorganization
On September 5, 2024, the Board of Western Asset Total Return ETF (WBND) approved the reorganization of WBND into the Western Asset Bond ETF (WABF). The proposed reorganization was discontinued due to WBND’s failure to receive the requisite shareholder approval of the reorganization on January 22, 2025.
11. Subsequent events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements, except for the following:
On May 21, 2025, the Board, on behalf of Western Asset Short Duration Income ETF and Western Asset Total Return ETF, approved a proposal to liquidate the Funds. The Funds are expected to be liquidated by August 29, 2025.

Western Asset ETFs 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Western Asset Short Duration Income ETF and Western Asset Total Return ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Western Asset Short Duration Income ETF and Western Asset Total Return ETF (two of the funds constituting Legg Mason ETF Investment Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset ETFs 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:

	Pursuant to:	Western Asset Short Duration Income ETF	Western Asset Total Return ETF
Qualified Net Interest Income (QII)	§871(k)(1)(C)	$386,028	$923,614
Section 163(j) Interest Earned	§163(j)	$595,579	$1,417,933
Interest Earned from Federal Obligations	Note (1)	$5,017	$146,454
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset ETFs

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Western Asset ETFs

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Western Asset ETFs
Trustees
Alison J. Baumann*
Rohit Bhagat**
Chair
Deborah D. McWhinney
Patrick O’Connor*
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Ltd.
Western Asset Management Company Pte. Ltd.
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
*
Effective October 8, 2024, Ms. Baumann and Mr. O’Connor became Trustees of the Fund.
**
Effective October 8, 2024, Mr. Bhagat became Chair of the Board.
Western Asset ETFs
Western Asset Short Duration Income ETF
Western Asset Total Return ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Western Asset ETFs
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short Duration Income ETF and Western Asset Total Return ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WAETF-AFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

A Special Meeting of Shareholders of the Western Asset Total Return ETF (the "Total Return ETF"), a series of the Legg Mason ETF Investment Trust, was held on Friday, December 13, 2024, and was reconvened on January 22, 2025, to consider for approval an agreement and plan of reorganization between the Total Return ETF and the Western Asset Bond ETF, a series of Franklin Templeton ETF Trust (the "Proposal"). The Proposal was discontinued due to the Total Return ETF's failure to garner the requisite votes necessary to approve the Proposal. The voting results were as follows:

Total Voting Power of Outstanding Total Return ETF Shares as of Record Date:	$39,571.903.80
Total Voting Power of Shares Voted:	$17,890,866.17	45.21%
	(as a% of Total Voting Power of Outstanding Shares)

	Voting Power of Shares Voted ($)	Voting Power (as a% of Total Voting Power of Shares Voted)
Total Voting Power of Shares Voting FOR:	$15,245,810.28	85.20%
Total Voting Power of Shares Voting AGAINST:	$256,833.90	1.40%
Total Voting Power of Shares Voting ABSTAIN:	$2,388,221.99	13.30%

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2025